Accounts Receivable (Details) - USD ($) $ in Thousands	Sep. 30, 2023	Sep. 30, 2022
Accounts Receivable
Net receivables	$ 25,978	$ 16,383
Gross receivable
Accounts Receivable
Net receivables	35,374	27,122
Reserve for expected credit losses.
Accounts Receivable
Net receivables	$ 9,396	$ 10,739